Financial Risk Management	12 Months Ended
Jan. 31, 2019
Disclosure of Financial Risk Management [Abstract]
Financial Risk Management

27	Financial Risk Management

The Group is exposed to a variety of financial risks through its use of financial instruments.

The Group’s overall risk management plan seeks to minimise potential adverse effects due to the unpredictability of financial markets.

The most significant financial risks to which the Group is exposed to are described below:

Specific risks

●	Liquidity risk
●	Credit risk
●	Market risk - currency risk, interest rate risk and price risk

Financial instruments used

The principal categories of financial instrument used by the Group are:

●	Trade receivables
●	Cash at bank
●	Bank overdraft
●	Trade and other payables
●	Floating rate bank loans
●	Forward currency contracts
●	Shareholders loan

Objectives, policies and processes

The Board of Directors receives overall responsibility for the establishment of the Group’s financial risk management framework. This includes the development of policies covering specific areas such as foreign exchange risk, interest rate risk, credit risk and the use of derivatives.

Risk management policies and systems are reviewed regularly to reflect changes in market conditions and the Group’s activities.

The day-to-day risk management is carried out by the Group’s finance function under policies and objectives which have been approved by the Board of Directors.

Objectives, policies and processes

Mitigation strategies for specific risks faced are described below:

Liquidity risk

Liquidity risk arises from the Group’s management of working capital and the finance charges and principal repayments on its debt instruments. It is the risk that the Group will encounter difficulty in meeting its financial obligations as they fall due.

The Group’s policy is to ensure that it will always have sufficient cash to allow it to meet its liabilities as and when they fall due.

The Group manages its liquidity needs by carefully monitoring scheduled debt servicing payments for long term financial liabilities as well as cash outflows due in day to day business.

The timing of cash flows presented in the table to settle financial liabilities reflects the earliest contractual settlement dates and does not reflect management’s expectations that banking facilities will be rolled forward. The amounts disclosed in the table are the undiscounted contracted cash flows and therefore the balances in the table may not equal the balances in the consolidated balance sheets due to the effect of discounting.

The Group’s liabilities have contractual maturities which are summarised below:

	Non-derivatives Borrowings NZ$000’s	Non-derivatives Trade paybles NZ$000’s	Non-derivatives Total NZ$000’s	Derivatives Gross future cash settlement on forward currency contracts - inflow NZ$000’s	Derivatives Gross future cash settlement on forward currency contracts - (outflow) NZ$000’s	Derivatives Total NZ$000’s

Not later than 1 month
31 January 2019	1,329	23,580	24,908	18,325	(19,212)	(887)
31 January 2018	24,677	21,143	45,820	13,577	(13,950)	(373)
31 January 2017	56,333	19,221	75,554	2,078	(2,250)	(172)

1 to 3 months
31 January 2019	184	-	184	9,610	(10,061)	(451)
31 January 2018	148	-	148	13,836	(14,453)	(617)
31 January 2017	129	-	129	9,900	(11,326)	(1,426)

3 months to 1 year
31 January 2019	20,184	-	20,184	4,976	(5,121)	(145)
31 January 2018	27,247	-	27,247	20,895	(21,993)	(1,098)
31 January 2017	18,631	-	18,631	37,855	(40,445)	(2,590)

1 to 5 years
31 January 2019	-	-	-	-	-	-
31 January 2018	-	-	-	-	-	-
31 January 2017	323	-	323	-	-	-

Total
31 January 2019	21,697	23,580	45,277	32,912	(34,395)	(1,483)
31 January 2018	52,072	21,143	73,215	48,308	(50,396)	(2,088)
31 January 2017	75,416	19,221	94,637	49,833	(54,021)	(4,188)

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in a financial loss to the Group.

Credit risk arises from cash and cash equivalents, derivative financial instruments, as well as credit exposure to wholesale and retail customers, including outstanding receivables and committed transactions.

Trade receivables and contract assets

Trade receivables consist of a large number of customers, spread across diverse industries and geographical areas. Ongoing credit evaluation is performed on the financial condition of accounts receivable.

The Group has adopted a policy of only dealing with creditworthy counterparties as a means of mitigating the risk of financial loss from defaults. The utilisation of credit limits by customers is regularly monitored by line management. Customers who subsequently fail to meet their credit terms are required to make purchases on a prepayment basis until creditworthiness can be re established.

Management considers that all the financial assets that are not impaired for each of the reporting dates under review are of good credit quality, including those that are past due.

The Group has no significant concentration of credit risk with respect to any single counterparty or group of counterparties.

The credit risk for liquid funds and other short-term financial assets is considered negligible, since the counterparties are reputable banks with high quality external credit ratings.

On a geographical basis, the Group has significant credit risk exposures in New Zealand, Australia, United States and United Kingdom given the substantial operations in those regions.

The credit quality of financial assets that are neither past due nor impaired can be assessed by reference to external credit ratings if available or historical information about counterparty default rate.

	31 January 2019	31 January 2018	31 January 2017
	NZ $000’s	NZ $000’s	NZ $000’s
Trade receivables
Counterparty without external credit ratings
New customer less than 6 months	42	12	187
Existing customers (more than 6 months with default in past)	7,747	9,970	26,312
Total trade receivables	7,789	9,982	26,499

	31 January 2019	31 January 2018	31 January 2017
	NZ $000’s	NZ $000’s	NZ $000’s
Credit ratings
AA-	1,915	10,591	265
A+	-	94	(11)
	1,915	10,685	254

The Group has no significant concentration of credit risk with respect to any single counterparty or group of counterparties.

Market risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices.

(i) Foreign exchange risk

Exposure to foreign exchange risk may result in the fair value or future cash flows of a financial instrument fluctuating due to movement in foreign exchange rates of currencies in which financial instruments are held in currencies other than the functional currency.

Exposures to currency exchange rates arise from overseas sales and purchases, which are primarily denominated in currencies other than the functional currency, in particular USD.

Foreign currency denominated financial assets and liabilities, translated into New Zealand Dollars at the closing rate, are as follows:

	AUD NZ$000’s	USD NZ$000’s	GBP NZ$000’s	EUR NZ$000’s	HKD NZ$000’s	Total NZ$000’s
31 January 2019
Trade receivables	51	42	-	285	-	378
Trade payables	1	9,035	8	61	7	9,111
Cash and cash equivalents	623	149	38	8	11	829

31 January 2018
Trade receivables	328	199	-	1,376	-	1,903
Trade payables	781	11,209	74	29	53	12,146
Cash and cash equivalents	1,660	7,190	77	92	165	9,185

31 January 2017
Trade receivables	424	211	-	1,509	-	2,144
Trade payables	315	8,557	131	32	16	9,051
Cash and cash equivalents	926	401	131	388	28	1,874

The following table illustrates the sensitivity of the net result for the year and equity in regards to the Group’s financial assets and financial liabilities and the US dollar New Zealand Dollar, Australian Dollar New Zealand Dollar, GB Pound New Zealand Dollar, Euro New Zealand Dollar, and Hong Kong Dollar New Zealand Dollar exchange rates. There have been no changes in the assumptions calculating this sensitivity from prior years.

It assumes a 10% change of the New Zealand Dollar / Australian Dollar exchange rate for the year ended 31 January 2019 (31 January 2018: 10%, 31 January 2017: 10%). A 10% change is considered for the New Zealand Dollar / US Dollar exchange rate (31 January 2018: 10%, 31 January 2017: 10%). A 10% change is considered for the New Zealand Dollar / GB Pound exchange rate (31 January 2018: 10%, 31 January 2017: 10%). A 10% change is considered for the New Zealand Dollar / Euro exchange rate (31 January 2018: 10%, 31 January 2017: 10%). All of these percentages have been determined based on the average market volatility in exchange rates in the previous 12 months.

The year end rate is 0.9513 AUD, 0.6903 USD, 0.5265 GBP, 0.6008 EUR and 5.4138 HKD.

The sensitivity analysis is based on the foreign currency financial instruments held at the reporting date and also takes into account forward exchange contracts that offset effects from changes in currency exchange rates.

If the New Zealand Dollar had strengthened and weakened against the Australian Dollar, US Dollar, GB Pound, Euro and HK Dollar by 10% (31 January 2018: 10%, 31 January 2017: 10%) and 10% (31 January 2018: 10%, 31 January 2017: 10%) respectively then this would have had the following impact:

	NZ$000’s
	+10%	-10%
USD
Net results/Equity (31 January 2018)	(954)	954
Net results/Equity (31 January 2017)	(1,509)	1,509
Net results/Equity (30 June 2016)	(1,196)	1,196

AUD
Net results/Equity (31 January 2018)	(5)	5
Net results/Equity (31 January 2017)	(805)	805
Net results/Equity (30 June 2016)	86	(86)

GBP
Net results/Equity (31 January 2018)	(1)	1
Net results/Equity (31 January 2017)	(175)	175
Net results/Equity (30 June 2016)	34	(34)

EUR
Net results/Equity (31 January 2018)	(32)	32
Net results/Equity (31 January 2017)	(136)	136
Net results/Equity (30 June 2016)	186	(186)

HKD
Net results/Equity (31 January 2018)	(1)	1
Net results/Equity (31 January 2017)	(14)	14
Net results/Equity (30 June 2016)	1	(1)

Exposures to foreign exchange rates vary during the year depending on the volume of overseas transactions. Nonetheless, the analysis above is considered to be representative of the Group’s exposure to foreign currency risk.

Forward exchange contracts

The Group has open forward exchange contracts at the end of the reporting period relating to highly probable forecast transactions and recognised financial assets and financial liabilities. These contracts commit the Group to buy specified amounts of foreign currencies in the future at specified exchange rates. The Group has a policy of requiring that forward exchange contracts be entered into where future commitments are entered into requiring settlement at a time in excess of 1 month but less than 1 year, to a value of approximately 75% total foreign exchange exposure. Contracts are taken out with terms that reflect the underlying settlement terms of the commitment to the maximum extent possible so that hedge ineffectiveness is minimised.

The following table summarises the notional amount of the Group’s commitments in relation to forward exchange contracts.

	Notional Accounts			Average Exchange Rate
	31 January 2019 NZ $000’s	31 January 2018 NZ $000’s	31 January 2017 NZ $000’s	31 January 2019 NZ $000’s	31 January 2018 NZ $000’s	31 January 2017 NZ $000’s
Buy USD/ sell NZD
Settlement
Less than 6 months	34,395	48,149	47,292	0.6620	0.7061	0.6687
6 months to 1 year	-	-	3,479	-	-	0.7186

Buy AUD/ sell NZD
Settlement
	NZ$000’s	NZ$000’s	NZ$000’s	$	$	$
Less than 6 months	-	2,247	2,250	-	0.8900	0.8890

Buy GBP/ sell NZD
Settlement
Less than 6 months	NZ$000’s	NZ$000’s	NZ$000’s	$	$	$
	-	-	1,000	-	-	0.5784

(ii) Interest rate risk

The Group is exposed to interest rate risk as funds are borrowed at floating and fixed rates. Borrowings issued at fixed rates expose the Group to fair value interest rate risk.

The Group’s policy is to minimise interest rate cash flow risk exposures on long term financing. Longer term borrowings are therefore usually at fixed rates. At the reporting date, the Group is exposed to changes in market interest rates through its bank borrowings, which are subject to variable interest rates.

	31 January 2019 NZ $000’s	31 January 2018 NZ $000’s	31 January 2017 NZ $000’s

Floating rate instruments
Bank overdrafts	-	-	-
Working capital financing bank facility	-	22,489	31,710
Convertible notes	-	1,740	16,474
Borrowings	20,000	16,000	16,000
	20,000	40,229	64,184

The following table illustrates the sensitivity of the net result for the year and equity to a reasonably possible change in interest rates of +1.00%/ 1.00% (2018: +1.00%/ 1.00%, 2017: +1.00%/ 1.00%), with effect from the beginning of the year. These changes are considered to be reasonably possible based on observation of current market conditions and economist reports.

The calculations are based on the financial instruments held at each reporting date. All other variables are held constant.

	NZ $000’s
	1.00%	1.00%
Net results/Equity (31 January 2019)	200	(200)
Net results/Equity (31 January 2018)	402	(402)
Net results/Equity (31 January 2017)	642	(642)